UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22145

Federal Life Trust

(Exact name of registrant as specified in charter)

3750 West Deerfield Road
Riverwoods, Illinois 60015

  (Address of principal executive offices)

William S. Austin
President and Chief Operating Officer
Federal Life Insurance Company (Mutual)
3750 West Deerfield Road
Riverwoods, Illinois 60015

 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 233-3750

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

Federal Life Trust
(A Delaware Series Statutory Trust)

Semi-Annual Report
for the Six Months Ended June 30, 2011
(Unaudited)

Federal Life Trust
(A Delaware Series Statutory Trust)
June 30, 2011 (Unaudited)

Table of Contents

Management’s Discussion Regarding the Funds	2

Key Fund Statistics	3

Financial Statements

Statements of Assets and Liabilities	7

Schedule of Investments	8

Statements of Operations	10

Statements of Changes in Net Assets	11

Notes to Individual Series Financial Statements	13

Supplementary Information (Unaudited)

Expense Example	21

Long-Term Capital Gains Designation	22

Corporate Dividends Received Deduction	22

Federal Life Trust
(A Delaware Series Statutory Trust)
Management’s Discussion Regarding the Funds
June 30, 2011 (Unaudited)

To our Shareholders: Management’s Discussion Regarding the Funds

Equity markets around the world rose in the first quarter as the economic data looked promising and investors remained optimistic about the outlook for equities.  Volatility and uncertainty returned to the global stock markets halfway into the second quarter when worries about slower than expected economic data and negative effects from the sovereign debt problems in Europe emerged.  A strong rally during the last week of June put the market back to unchanged levels for the quarter and the main domestic indices posted positive gains for the first six months of the year.  The results have been mixed in the global markets so far this year with many areas seeing negative returns.

Interest rates rose in the first quarter but declined sharply in the second quarter.  Interest rates are lower at the end of June than at the beginning of the year despite the many predictions that they would rise in 2011.

In June, Federal Life Insurance Company (Mutual) decided to cease offering the variable annuity contracts which are invested in the portfolios of Federal Life Trust.  Later that month, our Board of Trustees voted to abandon our registration as an investment company and temporarily convert the fund holdings to cash.

/s/ William S. Austin
William S. Austin
President
Federal Life Trust

Federal Life Equity Portfolio

The Federal Life Equity Portfolio returned 1.70% for the six months ended June 30, 2011. By comparison, the S&P 500 Index and the MSCI EAFE Index returned 6.02% and 4.98%, respectively.  The fund sold all its holdings on June 22 and was invested in cash as of quarter-end.  The fund reinvested its remaining cash in early July.

The best performing exchange-traded funds (ETFs) in the portfolio during the period were the Vanguard MSCI European ETF and the iShares S&P Mid Cap 400 ETF, which returned 9.04% and 8.24%, respectively.  The Vanguard MSCI Pacific ETF and the Vanguard MSCI Emerging Market ETF performed least well in the period, with returns of -0.88% and 0.98%, respectively.

Federal Life Fixed Income Portfolio

The Federal Life Fixed Income Portfolio returned 2.98% for the six months ended June 30, 2011.  By comparison, the Lipper General Bond Index and the Lipper General U.S. Government Index returned 4.83% and 1.58%, respectively.  The fund sold all its holdings on June 22 and was invested in cash as of quarter-end.  The fund reinvested its remaining cash in early July.

The best performing exchange-traded funds (ETFs) in the portfolio during the period were the iShares US Treasury Inflation Protected Securities ETF and the iShares High Yield Corporate Bond ETF, which returned 5.40% and 4.32%, respectively.  The iShares 1-3 Year Treasury Bond ETF and the iShares 1-3 Year Credit Bond ETF performed least well in the period, returning 0.77% and 1.51%, respectively.

Federal Life Trust
(A Delaware Series Statutory Trust)
Key Fund Statistics
June 30, 2011 (Unaudited)

Federal Life Equity Portfolio

Total Returns
For the Periods Ended June, 2011

	Three Months	Six Months	One Year	Average Annual Since Inception *

Equity Portfolio	-3.56%	1.70%	26.43%	16.08%
S&P 500®Index1	0.10%	6.02%	30.69%	18.07%
MSCI EAFE® Index1	1.56%	4.98%	30.36%	9.92%

*   Commencement of operations was October 30, 2009.
1 Unmanaged index of stocks, bonds, or mutual funds.  It is not possible to invest directly in an index.  The S&P 500® Index is an unmanaged capitalization-weighted index (weighted by the market value of the companies) of 500 stocks listed on various exchanges.  The MSCI EAFE® Index (Europe, Australasia and Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 21 developed markets country indices:  Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Portfolio shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 800-233-3750.  As of December 31, 2010, the gross expense ratio for the Fund was 7.04% (as disclosed in the most recent Prospectus) compared to the June 30, 2011 gross expense ratio of 4.90%.

Performance returns for the Portfolios reflect a fee waiver in effect.  In the absence of such a waiver, the returns would be reduced.

Federal Life has entered into an agreement to limit the fees and/or make expense payments through April 30, 2011 so that actual total annual fund operating expenses of the Portfolio do not exceed 0.25%.

Performance returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Federal Life Trust
(A Delaware Series Statutory Trust)
Key Fund Statistics
June 30, 2011 (Unaudited)

Federal Life Equity Portfolio

Money Market Fund	100.0%

All percentages are based on total net assets.

Federal Life Trust
(A Delaware Series Statutory Trust)
Key Fund Statistics
June 30, 2011 (Unaudited)

Federal Life Fixed Income Portfolio

Total Returns
For the Periods Ended June 30, 2011

	Three Months	Six Months	One Year	Average Annual Since Inception *

Fixed Income Portfolio	2.58%	2.98%	4.69%	5.62%
Lipper General Bond Funds Index1	2.26%	4.83%	6.57%	5.93%
Lipper General U.S. Gov’t Funds Index1	1.98%	1.58%	2.05%	4.22%

*   Commencement of operations was October 30, 2009.
1 Unmanaged index of stocks, bonds, or mutual funds.  It is not possible to invest directly in an index.  The Lipper General Bond Funds Index is an average of funds that do not have any quality or maturity restrictions. The funds intend to keep a bulk of their assets in corporate and government debt issues. The total return of the Lipper General Bond Funds Index does not include the effect of sales charges. You cannot invest directly in the Lipper General Bond Funds Index.  The Lipper General U.S. Government Funds Index is an average of funds that invest at least 65% of their assets in U.S. government and agency issues. The total return of the Lipper General U.S. Government Funds Index does not include the effect of sales charges. You cannot invest directly in the Lipper General U.S. Government Funds Index.

Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Portfolio shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 800-233-3750.  As of December 31, 2010, the gross expense ratio for the Fund was 10.11% (as disclosed in the most recent Prospectus) compared to the June 30, 2011 gross expense ratio of 9.02%.

Federal Life has entered into an agreement to limit the fees and/or make expense payments through April 30, 2011 so that actual total annual fund operating expenses of the Portfolio do not exceed 0.25%.

Performance returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Federal Life Trust
(A Delaware Series Statutory Trust)
Key Fund Statistics
June 30, 2011 (Unaudited)

Federal Life Fixed Income Portfolio

Money Market Fund	100.0%

All percentages are based on total net assets.

Federal Life Trust
(A Delaware Series Statutory Trust)
Statements of Assets and Liabilities
As of June 30, 2011 (Unaudited)

	Equity Portfolio	Fixed Income Portfolio
Assets:
Short-term investments at Cost	$21,741	$10,580
Amounts due from Federal Life (Note 3)	12,843	9,155
Interest and dividends receivable	3,347	14
Prepaid expenses	35	11
Total Assets	37,966	19,760

Liabilities:
Directors' fees	3,662	740
Administration and fund accounting fees	3,082	3,082
Shareholder servicing fees and expenses	4,437	3,920
Custody fees	1,860	1,811
Accounts payable	24,925	10,207
Total Liabilities	37,966	19,760
Net Assets	$-	$-

Net Assets Consist of:
Paid-in-capital	$10	$12
Undistributed net investment income/(loss)	2	(6)
Accumulated net realized loss on investments	(12)	(6)
Net Assets	$-	$-

Capital Stock, $0.001 Par Value:
Authorized shares	Unlimited	Unlimited
Issued and outstanding shares	-	-
Net asset value and redemption price per share
(net assets/shares outstanding)	$-	$-

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Equity Portfolio Schedule of Investments
As of June 30, 2011 (Unaudited)

	Number of Shares	Fair Market Value

Money Market Fund at cost — 100.0%

Federated Prime Obligations, Institutional Class	21,741	$21,741
Total Investments
(Cost $21,741) — 100.0%		21,741
Liabilities less other assets – (100.0)%		(21,741)
Total Net Assets - 100.0%		$-

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Fixed Income Portfolio Schedule of Investments
As of June 30, 2011 (Unaudited)

	Number of Shares	Fair Market Value

Money Market Fund at cost — 100.0%

Federated Prime Obligations, Institutional Class	10,580	$10,580
Total Investments
(Cost $10,580) — 100.0%		10,580
Liabilities less other assets – (100.0)%		(10,580)
Total Net Assets - 100.0%		$-

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Statements of Operations
Six Months Ended June 30, 2011 (Unaudited)

	Equity Portfolio	Fixed Income Portfolio

Investment Income:
Dividends from investment company shares	$15,626	$17,491
Interest	90	52

Total Investment Income	15,716	17,543

Expenses:
Professional fees	26,743	7,575
Administration and fund accounting fees	18,596	18,596
Reports to shareholders	2,314	1,052
Shareholder servicing fees and expenses	10,629	9,525
Directors' fees	5,572	2,039
Management fees	4,065	1,335
Custody fees	4,827	4,699
Other expenses*	6,966	3,070
Total Expenses Before Reimbursement	79,712	47,891

Expenses Reimbursed	(71,582)	(45,220)

Net Expenses	8,130	2,671

Net Investment Income	7,586	14,872

Realized and Unrealized Gain on Investments:
Realized gains on investments	627,471	35,612
Decrease in unrealized appreciation/depreciation on investments	(580,585)	(18,042)

Net Realized and Unrealized Gain on Investments	46,886	17,570

Net Increase in Net Assets Resulting from Operations	$54,472	$32,442

*Other expenses include pricing of $689 and $756, insurance of $5,435 and $2,056 and miscellaneous expenses of $842 and $258 for the Equity and Fixed Income Portfolios, respectively.

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Statements of Changes in Net Assets

	Equity Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Changes in Net Assets Resulting from Operations:
Net investment income	$7,586	$48,798
Net realized gain on investments	627,471	-
Increase (decrease) in unrealized appreciation/depreciation on investments	(580,585)	414,114

Net Increase in Net Assets Resulting from Operations	54,472	462,912

Distributions:
Distributions from ordinary income to shareholders	(7,584)	(49,256)
Distributions from capital gains to shareholders	(627,483)	-

Total Distributions	(635,067)	(49,256)

Capital Share Transactions:
Proceeds from reinvestment of distributions	635,067	49,256
Redemption of shares	(3,215,699)	-

Net Increase (Decrease) from Capital Share Transactions	(2,580,632)	49,256

Net Increase (Decrease) in Net Assets	(3,161,227)	462,912

Net Assets:
Beginning of year	3,161,227	2,698,315

Total Net Assets, End of Period	$-	$3,161,227

Accumulated Net Investment Income	2	-

Transactions in Shares:
Proceeds from reinvestment of distributions	63,317	4,004
Shares redeemed	(320,307)	-

Net Increase (Decrease) from Transactions in Shares	(256,990)	4,004

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Statements of Changes in Net Assets

	Fixed Income Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31, 2010
Changes in Net Assets Resulting from Operations:
Net investment income	$14,872	$30,697
Capital gain dividends from mutual funds	35,612	8,658
Increase (decrease) in unrealized appreciation/depreciation on investments	(18,042)	24,322

Net Increase in Net Assets Resulting from Operations	32,442	63,677

Distributions:
Distributions from ordinary income to shareholders	(14,878)	(38,626)
Distributions from capital gains to shareholders	(35,618)	(988)

Total Distributions	(50,496)	(39,614)

Capital Share Transactions:
Proceeds from reinvestment of distributions	50,496	39,614
Redemption of shares	(1,098,547)	-

Net Increase (Decrease) from Capital Share Transactions	(1,048,051)	39,614

Net Increase (Decrease) in Net Assets	(1,066,105)	63,677

Net Assets:
Beginning of year	1,066,105	1,002,428

Total Net Assets, End of Period	$-	$1,066,105

Accumulated Net Investment Loss	(6)	-

Transactions in Shares:
Proceeds from reinvestment of distributions	5,050	3,892
Shares redeemed	(109,792)	-

Net Increase (Decrease) from Transactions in Shares	(104,742)	3,892

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 1 - Industry Operations

The Federal Life Trust (the “Trust”) was organized on November 16, 2007 as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940. The Trust is an open-end, series management investment company with two Portfolios, the Federal Life Equity Portfolio and the Federal Life Fixed Income Portfolio (each a “Portfolio” and collectively the “Portfolios”). The Portfolios are investment vehicles for individual variable deferred annuity contracts issued by Federal Life Variable Annuity Account-A, a separate account. Shares of the Portfolios are offered only to Federal Life Insurance Company (Mutual) and the separate account to fund the benefits of individual variable deferred annuity contracts. Shares are not offered to the general public.

The Federal Life Equity Portfolio seeks to provide investors with capital appreciation. The Portfolio is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a portfolio of securities of exchange-traded funds (each an “ETF” or “Underlying ETF” and collectively, “ETFs” or “Underlying ETFs”).

The Federal Life Fixed Income Portfolio seeks to provide investors with current income and preservation of capital. The Portfolio is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a portfolio of securities of ETFs.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The financial statements are presented on the accrual basis of accounting. Financial statements are prepared in accordance with GAAP. Estimates used by management may differ from actual results.

Valuation of Investments

Investments in securities traded on a national securities exchange, including ETFs, are valued at the last reported sale price on the principal exchange as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Mutual funds are valued at their net asset value.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Expenses incurred by the Trust with respect to more than one portfolio are allocated in proportion to the net assets of each portfolio except where allocation of direct expenses to each portfolio or an alternative allocation method can be more appropriately made.

Income Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal or state income tax provision is required.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Trust's tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
June 30, 2011 (Unaudited)

Note 2 - Summary of Significant Accounting Policies (Continued)

Income Taxes (Continued)

The Income Tax Statement requires management of the Trust to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the calendar year December 31, 2010, the Trust did not have a liability for any unrecognized tax benefits. The Trust has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  At December 31, 2010, the calendar years 2009 and 2010 remain open to examination in the Funds’ major tax jurisdictions.

Distributions to Shareholders

The Portfolios declare and pay dividends annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Note 3 - Investment Advisory Agreement

The Trust, on behalf of the Portfolios, has entered into an Investment Advisory Agreement (the “Agreement”) with FLC Investment Management Company, LLC (the “Adviser”), which is a wholly owned subsidiary of Federal Life Insurance Company (Mutual) (“Federal Life”). Under the terms of the Agreement, the Portfolios pay a monthly investment advisory fee to the Adviser at the annual rate of 0.25% of the Portfolios’ average daily net assets. The Adviser has selected Alley Company, LLC, an independent SEC-registered investment adviser that specializes in separate account equity investment management, to serve as the Subadviser to each Portfolio (“Alley Company” or “Subadviser”). Under the terms of the Investment Subadvisory Agreement between the Trust, the Adviser and the Subadviser (the “Subadvisory Agreement”), the Subadviser receives a management fee (the “Subadviser Management Fee”), payable monthly, for the performance of its services. The annual Subadviser Management Fee is paid out of the Adviser Management Fee and is equal to 0.25% of the average net assets of each Portfolio.

Federal Life has contractually agreed to reimburse the Portfolios’ operating expenses (excluding management fees and expenses not normally considered operating expenses such as extraordinary expenses)  in order to limit total annual operating expenses to 0.25% of the Portfolios’ average daily net assets. For the six months ended June 30, 2011, Federal Life reimbursed expenses totaling $71,582 for the Federal Life Equity Portfolio and $45,220 for the Federal Life Fixed Income Portfolio. Federal Life may recover from the Portfolios expenses previously reimbursed if a Portfolio’s expense ratio, including the recovered expenses, falls below the expense limit at the end of the fiscal year. As of June 30, 2011, the amount of these potentially recoverable expenses was $285,664 for the Federal Life Equity Portfolio and $176,878 for the Federal Life Fixed Income Portfolio. Federal Life is permitted to seek reimbursement from the Portfolios for three fiscal years following the fiscal year in which such reimbursements occurred; provided, however, Federal Life may not recapture any amount that would cause the Portfolios to exceed their annual expense limitation.  The expense reimbursement arrangement shall continue until terminated by Federal Life at any time following one year after the effective date of the most recent registration statement of the Trust.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
June 30, 2011 (Unaudited)

Note 3 - Investment Advisory Agreement (Continued)

FED Mutual Financial Services, Inc. (the “Distributor”), an affiliate of the Trust, which is wholly owned by Federal Life, serves as the principal underwriter and national distributor for the shares of the Portfolios. UMB Fund Services, Inc. (“UMBFS”) serves as the Portfolios’ fund accountant and administrator. UMBFS also serves as the Portfolios’ transfer agent and UMB Bank, n.a. (“UMB”), an affiliate of UMBFS, serves as the Portfolios’ custodian.

Certain trustees and officers of the Trust are trustees and officers of one or more of the above affiliates, excluding UMBFS or UMB. The Portfolios do not compensate trustees and officers affiliated with the Portfolios.

Note 4 - Federal Income Taxes

The character of distributions made during the year from net investment loss or net realized gain may differ from character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

As of June 30, 2011, the cost of securities, on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Equity Portfolio	Fixed Income Portfolio

Cost of Investments	$21,741	$10,580

Gross Unrealized Appreciation	-	-
Gross Unrealized Depreciation	-	-

Net Unrealized Appreciation on Investments	$-	$-

As of December 31, 2010, the components of accumulated earnings were as follows:

	Equity Portfolio	Fixed Income Portfolio

Undistributed Ordinary Income	$-	$-
Undistributed Long-Term Capital Gains	-	-

Accumulated Earnings	-	-
Net Unrealized Appreciation	580,585	18,042

Total Accumulated Earnings	$580,585	$18,042

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
June 30, 2011 (Unaudited)

Note 4 - Federal Income Taxes (Continued)

The tax characters of distributions paid during the taxable years ended December 31, 2010 and 2009 were as follows:

	Equity Portfolio		Fixed Income Portfolio
	December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009

Distributions Paid from:
Ordinary Income	$49,256	$23,946	$38,626	$5,965
Long-Term Capital Gains	-	-	988	-
Total Distributions	$49,256	$23,946	$39,614	$5,965

Note 5 - Investment Transactions

For the year ended June 30, 2011, cost of purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales

Equity Portfolio	$64,002	$3,164,199
Fixed Income Portfolio	31,959	1,062,200

Note 6 - Fair Value Measurements

Under GAAP USA, Fair Value Measurement and Disclosures defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date.  Fair Value Measurement and Disclosures describes three approaches to measuring the fair value of assets and liabilities: the market approach, the income approach and the cost approach.  Each approach includes multiple valuation techniques.  The standard does not prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that prioritizes the inputs used in applying the various techniques. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk.  Level 1 inputs are given the highest priority in the hierarchy while Level 3 inputs are given the lowest priority.  Assets and liabilities carried at fair value are classified in one of the following three categories based on the nature of the inputs to the valuation technique used:

•
Level 1 - Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 - Observable market-based inputs or unobservable inputs that are corroborated by market data.
•
Level 3 - Unobservable inputs that are not corroborated by market data. These inputs reflect management’s best estimate of fair value using its own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
June 30, 2011 (Unaudited)

Note 6 - Fair Value Measurements (Continued)

The following tables set forth by level within the fair value hierarchy the company’s assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2011.  As required by Fair Value Measurement and Disclosures, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  The Trust’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect their placement within the fair value hierarchy.

		Recurring Fair Value Measurement at Reporting Date
Description	Fair Value as of June 30, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Equity Portfolio
Assets
Money Market Fund	21,741	21,741	-	-
	$21,741	$21,741	$-	$-

		Recurring Fair Value Measurement at Reporting Date
Description	Fair Value as of June 30, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Fixed Income Portfolio
Assets
Money Market Fund	10,580	10,580	-	-
	$10,580	$10,580	$-	$-

All Investment Companies/ETFs held in the Portfolios are Level 1 securities. For a detailed breakout of the Investment Companies/ETFs by investment objective, please refer to Individual Series Schedule of Investments.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 7 - Financial Statement Highlights

	Equity Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31, 2010	Period Ended December 31, 2009*
Selected per Share Data:
Net asset value, beginning of period	$12.30		$10.67	$10.00

Income from investment operations:
Net investment income	0.03		0.19	0.10
Net realized and unrealized gain on investments	0.18		1.63	0.67

Total loss from investment operations	0.21		1.82	0.77

Distributions:
Less distributions from realized gains	(2.45)		-	-
Less income distributions	(0.03)		(0.19)	(0.10)

Total distributions	(2.48)		(0.19)	(0.10)

Redemption due to abandonment of registration	(10.03)		-	-
Net asset value, end of period	$-		$12.30	$10.67

Total Return^	1.70%	(a)	17.10%	7.65%	(a)

Ratios and Supplemental Data:^
Net assets, end of period (000’s)	$-		$3,161	$2,698

Ratio of operating expense to average net assets:
With expense reimbursement	0.50%	(b)	0.50%	0.50%	(b)
Without expense reimbursement	4.91%	(b)	7.04%	7.17%	(b)
Ratio of net investment income (loss) to average net assets:
With expense reimbursement	0.47%	(b)	1.74%	5.33%	(b)
Without expense reimbursement	(3.94)%	(b)	(4.80)%	(1.34)%	(b)
Portfolio turnover rate	2.30%	(a)	0.00%	0.00%	(a)

* Commencement of operations was October 31, 2009.
^ Total returns and ratios do not reflect expenses that incur for a separate account and variable annuity charges. If included, total returns and ratios would be lower than shown.
(a) – Not Annualized.
(b) – Annualized.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 7 - Financial Statement Highlights (Continued)

	Fixed Income Portfolio
	Six Months Ended June 30, 2011		Year Ended December 31, 2010	Period Ended December 31, 2009*
Selected per Share Data:
Net asset value, beginning of period	$10.18		$9.94	$10.00

Income (loss) from investment operations:
Net investment income	0.14		0.31	0.06
Net realized and unrealized gain (loss) on investments	0.16		0.32	(0.06)

Total income from investment operations	0.30		0.63	-

Distributions:
Less distributions from realized gains	(0.34)		(0.01)	-
Less income distributions	(0.14)		(0.38)	(0.06)

Total distributions	(0.48)		(0.39)	(0.06)

Redemption due to abandonment of registration	(10.00)		-	-
Net asset value, end of period	$-		$10.18	$9.94

Total Return ^	2.98%	(a)	6.37%	0.00%	(a)

Ratios and Supplemental Data:^
Net assets, end of period (000's)	$-		$1,066	$1,002

Ratio of operating expense to average net assets:
With expense reimbursement	0.50%	(b)	0.50%	0.50%	(b)
Without expense reimbursement	8.96%	(b)	10.11%	18.40%	(b)
Ratio of net investment income (loss) to average net assets:
With expense reimbursement	2.78%	(b)	2.93%	3.33%	(b)
Without expense reimbursement	(5.68)%	(b)	(6.68)%	(14.57)%	(b)
Portfolio turnover rate	3.63%	(a)	0.00%	0.00%	(a)

* Commencement of operations was October 30, 2009.
^ Total returns and ratios do not reflect expenses that incur for a separate account and variable annuity charges. If included, total returns and ratios would be lower than shown.
(a) – Not Annualized.
(b) – Annualized.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Financial Statements
June 30, 2011 (Unaudited)

Note 8 – Indemnifications

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations, which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Note 9 – Subsequent Events

The Portfolios have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.

On June 23, 2011, the Board of Directors for Federal Life Trust (the “Trust”) approved a decision to apply for abandonment of registration.  On June 30, 2011, the Trust obtained shareholder approval for the decision to apply for abandonment of registration.  The fund intends to deregister but to continue operations with Federal Life Insurance Company (Mutual) as its only remaining holder, which does not require continued registration.  The Trust filed for abandonment of registration on June 30, 2011.

Federal Life Trust
(A Delaware Series Statutory Trust)
Supplementary Information (Unaudited)
June 30, 2011 (Unaudited)

Expense Example

As a shareholder of the Federal Life Trust Portfolios (the “Portfolios”), you incur ongoing costs, including management fees and other Portfolio expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Portfolio or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first line of the following table under each Portfolio’s name entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the following table under each Portfolio's name entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During Period
	Value	Value	Expense	1/1/11 -
Portfolio	1/1/11	6/30/11	Ratio	6/30/11*

Equity Portfolio
Actual	$1,000.00	$1,017.00	0.50%	$2.50
Hypothetical	1,000.00	1,022.52	0.50%	2.51

Fixed Income Portfolio
Actual	1,000.00	1,029.80	0.50%	2.52
Hypothetical	1,000.00	1,022.52	0.50%	2.51

* Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by the number of days in the fiscal year (365) (to reflect actual days in the period).

Federal Life Trust
(A Delaware Series Statutory Trust)
Supplementary Information (Unaudited)
June 30, 2011 (Unaudited)

Trustees & Officers

Total remuneration paid to the independent trustees and FLC Investment Management Company, LLC, the investment adviser to the Portfolios and the only affiliate of the officers and trustees of the Trust who was compensated by the Trust for the applicable period, was $8,750 for six months ended June 30, 2011.

The Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request, by calling toll free 1-800-223-3750 or on the Securities and Exchange Commission's (the "SEC") website at www.sec.gov.

Long-Term Capital Gains Designation

Pursuant to IRC 852(b)(3) of the Internal Revenue Code the Federal Life Equity Income and Federal Life Fixed Income Portfolio's hereby designate $627,483 and $35,618, respectively, as long-term capital gains distributed during the period ended June 30, 2011.

Corporate Dividend Received Deduction

For the period ended June 30, 2011, 100% and 0% of dividends paid from net investment income, including short-term capital gains, qualifies for the dividends received deduction available to corporate shareholders of the Federal Life Equity Portfolio and Federal Life Fixed Income Portfolio, respectively.

Portfolio Holdings

The Trust files its complete schedule of portfolio holdings for each Portfolio with the SEC for the first and third quarters of each fiscal year on Form N-Q. Copies of the Trust’s Forms N-Q are available without a charge, upon request, by contacting Federal Life Insurance Company (Mutual) at 3750 West Deerfield Road, Riverwoods, Illinois 60015, calling 1-800-233-3750 or accessing the SEC's website at www.sec.gov. You may also review and copy the Trust’s Forms N-Q at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling toll-free   1-800-732-0330.

Proxy Voting

The Trust has delegated the responsibility for voting proxies to the Adviser as part of the Adviser’s general management of the Portfolio, subject to continuing oversight by the Board of Trustees. Portfolio policies and procedures used to determine how to vote proxies relating to portfolio securities and a summary of how the Adviser voted Portfolio proxies during the most recent 12-month period ending June 30, 2011, are available without charge, upon request, by calling toll-free 1-800-233-3750 or on the SEC’s website at www.sec.gov.

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Not applicable to semi-annual reports.

(2)
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)
Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Federal Life Trust

/s/ William S. Austin
William S. Austin
President & Trustee
September 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William S. Austin
William S. Austin
President & Trustee
September 1, 2011

/s/ Anders Raaum
Anders Raaum
Treasurer
September 1, 2011